united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

CONDUCTOR GLOBAL EQUITY VALUE FUND

Semi-Annual Report

April 30, 2018

Class A RAALX
Class C RACLX
Class I RAILX
Class Y RAYLX

www.conductorfunds.com
1-844-GO-RAILX (1-844-467-2459)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Conductor Global Equity Value Fund
Portfolio Review (Unaudited)
April 30, 2018

The Fund’s performance figures* for the periods ended April 30, 2018, compared to its benchmark:

			Annualized
				Since
				Commencement of
				Operations	Since Inception	Since Inception	Since Inception
	Six Months	One Year	Three Years	12/27/2013 (a)	4/15/2014	9/17/2015	4/19/16
Class A with Load (b)	0.49%	14.81%	9.72%	N/A	9.03%	N/A	N/A
Class A	6.63%	21.78%	11.91%	N/A	10.62%	N/A	N/A
Class C	6.27%	20.91%	N/A	N/A	N/A	15.22%	N/A
Class I	6.75%	22.08%	12.18%	9.45%	N/A	N/A	N/A
Class Y	7.21%	22.98%	N/A	N/A	N/A	N/A	20.32%
MSCI World Total Return Index (c)	3.68%	13.84%	8.16%	8.18%	8.72%	12.08%	13.66%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Each waiver or reimbursement by Ironhorse Capital LLC (the “Advisor”) is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2019 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 2.15%, 2.90%, 1.90% and 1.25% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without causing the Class to exceed the applicable expense limitation in the contract at the time the fees were limited on the expenses paid. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Per the fee table in the February 28, 2018 prospectus, the Fund’s total annual operating expense ratio is 2.24%, 2.99%, 1.99%, and 1.77% for Class A, Class C, Class I, and Class Y shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	The inception date of Class I is December 26, 2013. Class I commenced operations on December 27, 2013.

(b)	Class A with load total return is calculated using the maximum sales charge of 5.75%

(c)	The MSCI World Total Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Total Return Index consists of 23 developed market country indexes. You cannot invest directly in an index.

Portfolio Composition as of April 30, 2018
Holdings by Industry/Asset Class	% of Net Assets
Retail	20.4%
Short-Term Investments	8.6%
Commercial Services	8.3%
Exchange Traded Funds	5.9%
Engineering & Construction	5.8%
Mining	4.6%
Chemicals	4.1%
Auto Parts & Equipment	3.7%
Transportation	3.3%
Oil & Gas Services	3.3%
Other**	37.6%
Other Assets and Liabilities -Net	(5.6)%
100.0%

**	Other represents less than 3.3% weightings in the following industries: Airlines, Apparel, Auto Manufacturers, Building Materials, Computers, Distribution/Wholesale, Diversified Financial Services, Electric, Electronics, Entertainment, Food, Forest Products & Paper, Gas, Healthcare Services, Lodging, Machinery-Construction & Mining, Media, Oil & Gas, Packaging & Containers, Real Estate, Semiconductors, Telecommunications and Water.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Value
	COMMON STOCKS - 91.1%
	AIRLINES - 1.0%
26,700	Japan Airlines Co. Ltd.	$1,053,701

	APPAREL - 2.5%
2,982	LF Corp. *	78,420
20,735	Michael Kors Holdings Ltd. *	1,418,689
10,765	Ralph Lauren Corp.	1,182,535
		2,679,644
	AUTO MANUFACTURERS - 3.0%
1,241,000	Geely Automobile Holdings Ltd.	3,263,870

	AUTO PARTS & EQUIPMENT - 3.7%
27,000	Koito Manufacturing Co. Ltd.	1,806,948
18,783	Magna International, Inc.	1,109,323
24,900	TS Tech Co. Ltd. *	1,007,444
		3,923,715
	BUILDING MATERIALS - 1.4%
236,500	Anhui Conch Cement Co. Ltd.	1,476,110

	CHEMICALS - 4.1%
65,600	Adeka Corp. *	1,164,892
1,507,000	Huabao International Holdings Ltd.	959,766
85,695	Omnia Holdings Ltd. *	985,722
404,300	PTT Global Chemical PCL	1,249,533
		4,359,913
	COMMERCIAL SERVICES - 8.3%
28,329	Adtalem Global Education, Inc. *	1,348,460
18,287	Cintas Corp.	3,114,276
63,028	Weight Watchers International, Inc. *	4,415,111
		8,877,847
	COMPUTERS - 1.1%
28,845	Teradata Corp. *	1,180,337

	DISTRIBUTION/WHOLESALE - 0.9%
1,946,000	Li & Fung Ltd.	978,689

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
124,268	Plus500 Ltd.	2,414,784

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares		Value
	ELECTRIC - 1.8%
425,900	Cia Energetica de Minas Gerais	$1,028,521
21,534,000	Unipro PJSC *	949,278
		1,977,799
	ELECTRONICS - 1.0%
27,200	Tokyo Seimitsu Co. Ltd. *	1,033,094

	ENGINEERING & CONSTRUCTION - 5.8%
20,984	Fluor Corp.	1,237,007
36,200	Kumagi Gumi Co. Ltd.	1,231,828
54,600	Toshiba Plant Systems & Services Corp. *	1,139,441
87,740	Wilson Bayly Holmes-Ovcon Ltd. *	1,115,360
121,794	WorleyParsons Ltd.	1,484,521
		6,208,157
	ENTERTAINMENT - 1.1%
32,100	Sankyo Co. Ltd.	1,125,335

	FOOD - 1.2%
45,900	Arcs Co. Ltd. *	1,257,377

	FOREST PRODUCTS & PAPER - 1.1%
31,700	The Pack Corp. *	1,200,423

	GAS - 0.8%
5,868,800	Perusahaan Gas Negara Persero Tbk	830,753

	HEALTHCARE-SERVICES - 1.7%
7,773	UnitedHealth Group, Inc.	1,837,537

	LODGING - 1.0%
105,942	Crown Resorts Ltd.	1,028,266

	MACHINERY-CONSTRUCTION & MINING - 2.3%
138,610	Outotec OYJ *	1,260,704
511,300	United Tractors Tbk PT	1,247,513
		2,508,217
	MEDIA - 1.9%
41,869	Metropole Television SA *	1,030,850
32,651	Viacom, Inc.	984,754
		2,015,604

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares		Value
	MINING - 4.6%
147,280	Iluka Resources Ltd.	$1,292,953
141,776	Koza Altin Isletmeleri As *	1,587,448
1,108,450	Resolute Mining Ltd. *	946,643
190,737	Sandfire Resources NL	1,128,851
		4,955,895
	OIL & GAS - 2.6%
89,479	CVR Refining LP	1,539,039
33,140	Qatar Fuel QSC	1,281,372
		2,820,411
	OIL & GAS SERVICES - 3.3%
185,471	Aker Solutions ASA *	1,255,546
34,082	Oil States International, Inc. *	1,225,248
1,002,000	Sinopec Engineering Group Co. Ltd.	1,033,064
		3,513,858
	PACKAGING & CONTAINERS - 1.0%
504	Vetropack Holding AG *	1,036,180

	REAL ESTATE - 2.2%
55,900	Daikyo, Inc. *	1,216,646
133,700	Leopalace21 Corp. *	1,159,571
		2,376,217
	RETAIL - 20.4%
73,418	Abercrombie & Fitch Co.	1,880,969
68,596	American Eagle Outfitters, Inc.	1,418,565
26,339	Brinker International, Inc.	1,148,117
8,772	Children’s Place, Inc. (The)	1,118,869
33,260	Dick’s Sporting Goods, Inc.	1,100,573
15,987	Dillard’s, Inc. ^	1,191,831
48,682	DSW, Inc.	1,085,609
28,810	Genesco, Inc. *	1,231,628
1,744,000	Giordano International Ltd.	1,065,715
227,421	Halfords Group PLC	1,185,190
235,998	Kingfisher PLC	984,214
21,894	Kohl’s Corp.	1,360,055
92,400	Nishimatsuya Chain Co. Ltd. *	1,135,824
8,900	Shimamura Co. Ltd.	1,035,722
195,250	Sports Direct International PLC *	1,081,254
16,276	Target Corp.	1,181,638
38,857	Urban Outfitters, Inc. *	1,564,771
21,296	Williams-Sonoma, Inc. ^	1,017,949
		21,788,493

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Shares		Value
	SEMICONDUCTORS - 2.8%
59,010	Marvell Technology Group Ltd.	$1,183,741
23,166	SK Hynix, Inc. *	1,821,868
		3,005,609
	TELECOMMUNICATIONS - 2.1%
43,800	NTT Docomo, Inc.	1,131,530
83,752	O2 Czech Republic AS	1,144,870
		2,276,400
	TRANSPORTATION - 3.3%
31,590	ArcBest Corp.	1,014,039
22,983	Oesterreichische Post AG	1,103,725
176,005	Royal Mail PLC	1,403,633
		3,521,397
	WATER - 0.8%
88,600	Cia de Saneamento Basico do Estado de Sao Paulo *	886,708

	TOTAL COMMON STOCKS (Cost - $78,547,271)	97,412,340

	EXCHANGE TRADED FUND - 5.9%
	EQUITY FUND - 5.9%
90,745	iShares Global Financials ETF ^	6,288,629
	TOTAL EXCHANGE TRADED FUND - (Cost - $6,083,614)

	SHORT-TERM INVESTMENTS - 8.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.2%
4,505,510	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.61% +	4,505,510

	MONEY MARKET FUND - 4.4%
4,729,662	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 1.95% +	$4,729,662

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,235,172)	9,235,172

	TOTAL INVESTMENTS - 105.6% (Cost - $93,866,057) (a)	$112,936,141
	OTHER ASSETS AND LIABILITIES - NET - (5.6)%	(5,997,725)
	TOTAL NET ASSETS - 100.0%	$106,938,416

*	Non-income producing security.

^	All or a portion of the security is on loan. Total loaned securities had a value of $4,357,695 at April 30, 2018.

+	Money market fund; interest rate reflects seven day effective yield on April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2018

Portfolio Composition as of April 30, 2018
% of Market
Holdings by Country	Value
United States	38.6%
Japan	15.7%
Global ETF	5.6%
Britain	5.4%
Australia	5.2%
China	5.1%
Hong Kong	2.7%
Israel	2.1%
South Africa	1.9%
Indonesia	1.8%
Brazil	1.7%
Other **	14.2%
100.0%

**	Other represents less than 1.7% weightings in the following countries: Austria, Bermuda, Canada, Czech Republic, Finland, France, Norway, Qatar, Russia, South Korea, Switzerland, Thailand, and Turkey.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statement of Assets and Liabilities (Unaudited)
April 30, 2018

ASSETS
Investment securities:
Total securities, at cost	$93,866,057
Total securities, at fair value	$112,936,141
Cash *	77,705
Foreign currency (cost $15,316)	15,441
Dividends and interest receivable	389,558
Receivable for fund shares sold	194,999
Receivable for securities lending income	8,336
Prepaid expenses and other assets	83,632
TOTAL ASSETS	113,705,812

LIABILITIES
Due to custodian	958,151
Collateral on securities loaned (see note 7)	4,583,215
Payable for fund shares repurchased	11,385
Payable for investments purchased	1,099,888
Investment advisory fees payable	110,986
Distribution (12b-1) fees payable	1,764
Payable to related parties	839
Accrued expenses and other liabilities	1,168
TOTAL LIABILITIES	6,767,396
NET ASSETS	$106,938,416

NET ASSETS CONSIST OF:
Paid in capital	$84,237,549
Undistributed net investment loss	(616,331)
Accumulated net realized gain on investments and currency transactions	4,248,612
Net unrealized appreciation of investments and currency transactions	19,068,586
NET ASSETS	$106,938,416

*	Collateral for securities on loan.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statement of Assets and Liabilities (Unaudited)(Continued)
April 30, 2018

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,817,781
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	194,415
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.49
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$15.37

Class C Shares:
Net Assets	$1,342,931
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	93,645
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.34

Class I Shares:
Net Assets	$58,312,056
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,001,170
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.57

Class Y Shares:
Net Assets	$44,465,648
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,015,977
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.74

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2018

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld $104,660)	$1,110,305
Interest Income	16,334
Securities Lending Income (Net)	46,454
TOTAL INVESTMENT INCOME	1,173,093

EXPENSES
Investment advisory fees	581,257
Distribution (12b-1) fees:
Class A	3,296
Class C	7,133
Administrative services fees	29,167
Registration fees	26,565
Custodian fees	24,127
Shareholder services fees	15,416
Accounting services fees	13,125
Legal fees	11,387
Printing and postage expenses	10,683
Compliance officer fees	8,322
Trustees fees and expenses	7,101
Transfer agent fees	2,228
Audit fees	1,470
Other expenses	385
TOTAL EXPENSES	741,662

Less: Fees waived by the Advisor (Class Y)	(49,791)
Plus: Recapture of fees previously waived by the Advisor (Class A, C, and I)	100,607

NET EXPENSES	792,478

NET INVESTMENT INCOME	380,615

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	4,282,075
Foreign currency translations	(33,291)
Realized gain on investments and foreign currency transactions	4,248,784

Net change in unrealized appreciation/(depreciation) of:
Investments	410,034
Foreign currency translations	(1,057)
Unrealized appreciation on investments and foreign currency translations	408,977

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,657,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,038,376

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2018	October 31,
	(Unaudited)	2017
FROM OPERATIONS
Net investment income	$380,615	$232,799
Net realized gain from investments and foreign currency translations	4,248,784	4,395,111
Net change in unrealized appreciation of investments and foreign currency translations	408,977	10,762,608
Net increase in net assets resulting from operations	5,038,376	15,390,518

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(31,458)	—
Class C	(3,891)	—
Class I	(804,142)	—
Class Y	(407,158)	—
From net realized gains:
Class A	(4,435)	—
Class C	(2,022)	—
Class I	(79,876)	—
Class Y	(30,039)	—
Net decrease in net assets resulting from distributions to shareholders	(1,363,021)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,306,059	1,732,074
Class C	259,462	1,035,035
Class I	847,586	2,941,050
Class Y	26,856,950	16,836,985
Net asset value of shares issued in reinvestment of distributions:
Class A	33,572	—
Class C	5,913	—
Class I	768,793	—
Class Y	412,095	—
Redemption fee proceeds:
Class A	38	—
Class Y	20	—
Payments for shares redeemed:
Class A	(2,331,847)	(702,968)
Class C	(329,862)	(128,685)
Class I	(1,372,477)	(5,600,614)
Class Y	(2,577,158)	(1,032,619)
Net increase in net assets from shares of beneficial interest	23,879,144	15,080,258

TOTAL INCREASE IN NET ASSETS	27,554,499	30,470,776

NET ASSETS
Beginning of Period	79,383,917	48,913,141
End of Period*	$106,938,416	$79,383,917
* Includes undistributed net investment income/(loss) of:	$(616,331)	$249,703

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets (Continued)

	For the Six Months Ended	For the Year Ended
	April 30, 2018	October 31,
	(Unaudited)	2017
SHARE ACTIVITY
Class A:
Shares Sold	90,430	144,827
Shares Reinvested	2,356	—
Shares Redeemed	(161,963)	(55,335)
Net increase/(decrease) in shares of beneficial interest outstanding	(69,177)	89,492

Class C:
Shares Sold	17,981	84,804
Shares Reinvested	424	—
Shares Redeemed	(23,159)	(10,373)
Net increase/(decrease) in shares of beneficial interest outstanding	(4,754)	74,431

Class I:
Shares Sold	58,161	246,281
Shares Reinvested	53,588	—
Shares Redeemed	(93,445)	(478,440)
Net increase/(decrease) in shares of beneficial interest outstanding	18,304	(232,159)

Class Y:
Shares Sold	1,784,671	1,380,986
Shares Reinvested	28,291	—
Shares Redeemed	(174,344)	(81,100)
Net increase in shares of beneficial interest outstanding	1,638,618	1,299,886

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A Shares
	Six Months Ended		Year Ended		Year Ended	Year Ended		Period Ended
	April 30, 2018		October 31,		October 31,	October 31,		October 31, 2014
	(Unaudited)		2017		2016	2015		2014 (1)
Net asset value, beginning of period	$13.75		$10.84		$10.20	$9.80		$9.75
Activity from investment operations:
Net investment income/(loss) (2)	0.02		0.01		(0.03)	0.00	(10)	(0.01)
Net realized and unrealized gain on investments	0.89		2.90		0.67	0.40		0.06	(3)
Total from investment operations	0.91		2.91		0.64	0.40		0.05
Less distributions from:
Net investment income	(0.15)		—		—	—		—
Net realized gains	(0.02)		—		—	—		—
Total distributions	(0.17)		—		—	—		—
Paid-in-Capital From Redemption Fees	0.00	(10)	—		—	—		—
Net asset value, end of period	$14.49		$13.75		$10.84	$10.20		$9.80
Total return (4)	6.63%		26.85%		6.27%	4.08%		0.51%
Net assets, at end of period (000’s)	$2,818		$3,624		$1,887	$1,109		$12
Ratio of gross expenses to average net assets (6)(8)	1.83	% (7)	1.95%		2.37%	2.49%		2.51	% (7)
Ratio of net expenses to average net assets (8)	2.15	% (7)(11)	2.15	% (11)	2.14%	2.18%		2.20	% (7)
Ratio of net investment income/(loss) to average net assets (8)(9)	0.34	% (7)	0.06%		(0.33)%	0.02%		(0.22	)% (7)
Portfolio Turnover Rate	54	% (5)	90%		123%	86%		99	% (5)

(1)	The Conductor Global Equity Value Fund Class A commenced investment operations on April 15, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(10)	Amount represents less than $0.005.

(11)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C Shares
	Six Months Ended		Year Ended		Year Ended		Period Ended
	April 30, 2018		October 31,		October 31,		October 31,
	(Unaudited)		2017		2016		2015 (1)
Net asset value, beginning of period	$13.55		$10.76		$10.20		$9.94
Activity from investment operations:
Net investment income/(loss) (2)	(0.03)		(0.09)		(0.11)		0.03
Net realized and unrealized gain on investments	0.88		2.88		0.67		0.23
Total from investment operations	0.85		2.79		0.56		0.26
Less distributions from:
Net investment income	(0.04)		—		—		—
Net realized gains	(0.02)		—		—		—
Total distributions	(0.06)		—		—		—
Net asset value, end of period	$14.34		$13.55		$10.76		$10.20
Total return (3)	6.27%		25.93%		5.49%		2.62%
Net assets, at end of period (000’s)	$1,343		$1,333		$258		$21	(9)
Ratio of gross expenses to average net assets (5)(7)	2.57	% (6)	2.69%		3.11%		3.18	% (6)
Ratio of net expenses to average net assets (7)	2.90	% (6)(10)	2.90	% (10)	2.88%		2.93	% (6)
Ratio of net investment income/(loss) to average net assets (7)(8)	(0.41	)%(6)	(0.70)%		(1.05)%		2.52	% (6)
Portfolio Turnover Rate	54	% (4)	90%		123	% (4)	86	% (4)

(1)	The Conductor Global Equity Value Fund Class C commenced investment operations on September 17, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of sales charges and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(9)	Actual net assets, not rounded.

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I Shares
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	April 30, 2018		October 31,		October 31,	October 31,	October 31, 2014
	(Unaudited)		2017		2016	2015	2014 (1)
Net asset value, beginning of period	$13.86		$10.90		$10.23	$9.81	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.04		0.03		(0.01)	0.00 (3)	0.01
Net realized and unrealized gain/(loss) on investments	0.89		2.93		0.68	0.42	(0.20)
Total from investment operations	0.93		2.96		0.67	0.42	(0.19)
Less distributions from:
Net investment income	(0.20)		—		—	—	—
Net realized gains	(0.02)		—		—	—	—
Total distributions	(0.22)		—		—	—	—
Net asset value, end of period	$14.57		$13.86		$10.90	$10.23	$9.81
Total return (4)	6.75%		27.16%		6.55%	4.28%	(1.90)%
Net assets, at end of period (000s)	$58,312		$55,185		$45,923	$37,977	$34,297
Ratio of gross expenses to average net assets (6)(8)	1.57	% (7)	1.71%		2.11%	2.20%	2.26	% (7)
Ratio of net expenses to average net assets (8)	1.90	% (7)(10)	1.90	% (10)	1.87%	1.95%	1.95	% (7)
Ratio of net investment income/(loss) to average net assets (8)(9)	0.57	% (7)	0.28%		(0.06)%	0.02%	0.08	% (7)
Portfolio Turnover Rate	54	% (5)	90%		123%	86%	99	% (5)

(1)	The Conductor Global Equity Value Fund Class I commenced investment operations on December 27, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class Y Shares
	Six Months Ended		Year Ended	Period Ended
	April 30, 2018		October 31,	October 31,
	(Unaudited)		2017	2016 (1)
Net asset value, beginning of period	$13.97		$10.91	$10.28
Activity from investment operations:
Net investment income (2)	0.10		0.12	0.01
Net realized and unrealized gain on investments	0.89		2.94	0.62
Total from investment operations	0.99		3.06	0.63
Less distributions from:
Net investment income	(0.20)		—	—
Net realized gains	(0.02)		—	—
Total distributions	(0.22)		—	—
Paid-in-Capital From Redemption Fees	0.00	(9)	—	—
Net asset value, end of period	$14.74		$13.97	$10.91
Total return (3)	7.21%		28.05%	6.13%
Net assets, at end of period	$44,466		$19,242	$845
Ratio of gross expenses to average net assets (5)(7)	1.56	% (6)	1.68%	2.04	% (6)
Ratio of net expenses to average net assets (7)	1.25	% (6)	1.25%	1.39	% (6)
Ratio of net investment income to average net assets (7)(8)	1.36	% (6)	0.93%	0.24	% (6)
Portfolio Turnover Rate	54	% (4)	90%	123	% (4)

(1)	The Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Turnover is calculated based on Fund level and is not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2018

1.	ORGANIZATION

The Conductor Global Equity Value Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund offers Class A, Class C, Class I, and Class Y shares. The Fund commenced investment operations for Class I shares on December 27, 2013. Class A shares commenced investment operations on April 15, 2014. Class C shares commenced investment operations on September 17, 2015. Class Y shares commenced investment operations on April 19, 2016. The investment objective is to provide long-term risk-adjusted total return.

Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. The Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2018 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$40,005,899	$57,406,441	$—	$97,412,340
Exchange Traded Funds	6,288,629	—	—	6,288,629
Short-Term Investment	9,235,172	—	—	9,235,172
Total Investments	$55,529,700	$57,406,441	$—	$112,936,141

*	Please refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of any Level during the current period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Emerging Market Risk – Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

Equity Risk – The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities are susceptible volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign (Non-U.S.) Investments – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Geographic and Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Investment Companies and ETFs Risk – The Fund invests in other investment companies, including ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2014 to October 31, 2016, or expected to be taken in the Fund’s October 31, 2017 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2018, amounted to $70,627,211 and $48,230,596, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Fund’s Investment Adviser (the “Advisor”). Effective October 1, 2016, under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. Prior to October 1, 2016, the Advisor received monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the six months ended April 30, 2018, the Fund incurred advisory fees in the amount of $581,257.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Conductor Global Equity Value Fund do not exceed 2.15%, 2.90%, 1.90%, and 1.25% of the average daily net assets of Class A, Class C, Class I, and Class Y, respectively. This agreement is in effect at least until March 1, 2019. Prior to October 1, 2016, the expense limitation for class Y was 1.50% of the average daily net assets of Class Y. For the six months ended April 30, 2018, the Advisor waived $49,791 of its fees for Class Y.

Prior to February 29, 2016, the Advisor agreed to waive all or a portion of its management fees so that the total annual operating expenses, or extraordinary expenses, did not exceed 2.18%, 2.93% and 1.93% of average daily net assets for Class A, Class C and Class I, respectively.

These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

The following amounts are subject to recapture by the Fund by the following dates:

10/31/2018	$90,754
10/31/2019	$99,424
10/21/2020	$46,265

For the six months ended April 30, 2018, the Advisor recaptured $100,607 of previously waived fees for Class A, Class C, and Class I.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended April 30, 2018, $3,296 and $7,133 of 12b-1 fees was incurred for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the six months ended April 30, 2018, the Distributor received $48,560 and $0 in underwriting commissions for sales of Class A shares and Class C shares, respectively, of which $6,955 and $0 was retained by the principal underwriter for Class A shares and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2018, were as follows:

Cost for Federal Tax purposes	$94,203,912

Unrealized Appreciation	$20,807,519
Unrealized Depreciation	(2,075,290)
Tax Net Unrealized Appreciation	18,732,229

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

6.	TAX COMPONENTS OF CAPITAL

During the year ended October 31, 2017, the Fund utilized $4,156,154 of short-term losses.

As of October 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$587,558	$116,200	$—	$—	$—	$18,321,754	$19,025,512

The difference between book basis and tax basis undistributed net investment income, and unrealized appreciation from investments is primarily attributable to the mark-to-market on open passive foreign investment corporations.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), partnerships and passive foreign investment companies, resulted in reclassifications for the year ended October 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$92,906	$(92,906)

7.	SECURITIES LENDING

Under an agreement with BNP Paribas (“BNP”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized by cash and non-cash collateral, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Non-cash collateral is securities issued or guaranteed by the U.S. Government or its agencies. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNP to the borrowers is remitted to BNP as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2018, the Fund loaned securities and received cash collateral for the loan. A portion of this cash was invested in the Goldman Sachs Financial Square Funds – Government Fund as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

The market value of securities on loan, the market value of collateral and the percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, BNP, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$4,357,695	$4,583,215	3.96%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statement of Assets	Instruments	Collateral	Net Amount
	and Liabilities	Pledged/(Received)	Pledged/(Received)	of Assets
Description of Liability Securities Loaned	$4,357,695	$(4,505,510)	$(77,705)	$(225,520)

The following table sets forth the remaining contractual maturity of the securities loaned to BNP by investment type, as of April 30, 2018:

	Overnight and
Securities Loaned	Continuous	Up to 30 Days	Total
Common Stock	$4,357,695	$—	$4,357,695
Total	$4,357,695	$—	$4,357,695

The fair value of the securities loaned for the Fund totaled $4,357,695 at April 30, 2018. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $4,505,510 at April 30, 2018. These amounts are offset by a liability recorded as “Securities lending collateral.” At April 30, 2018, the Fund received cash collateral of $77,705 which was not reinvested and is disclosed as cash on the Statement of Assets and Liabilities. The maturity date on the open securities lending agreements at April 30, 2018 is May 1, 2018, with rebate rates ranging from (4.25)% to 1.00%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018, Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 55% of the voting securities of the Conductor Global Equity Value Fund.

9.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his/her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2018, the Fund assessed redemption fees for Class A and Class Y in the amount of $38 and $20, respectively.

Conductor Global Equity Value Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2018

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Conductor Global Equity Value Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Conductor Global Equity Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
Actual *	Value 11/1/2017	4/30/2018	Period 11/1/17 – 4/30/18	11/1/17 – 4/30/18
Class A	$1,000.00	$1,066.30	$11.02	2.15%
Class C	1,000.00	1,062.70	14.83	2.90%
Class I	1,000.00	1,067.50	9.74	1.90%
Class Y	1,000.00	1,072.10	6.42	1.25%

Hypothetical
(5% return before	Beginning Account	Ending Account Value	Expenses Paid During	Annualized Expense Ratio
expenses) *	Value 11/1/2017	4/30/2018	Period 11/1/17 – 4/30/18	11/1/17 – 4/30/18
Class A	$1,000.00	$1,014.13	$10.74	2.15%
Class C	1,000.00	1,010.41	14.46	2.90%
Class I	1,000.00	1,015.37	9.49	1.90%
Class Y	1,000.00	1,018.60	6.26	1.25%

*	Expense information is equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

This Page Intentionally Left Blank

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-844-GO-RAILX or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-GO-RAILX.

Investment Advisor
IronHorse Capital LLC
3102 West End Avenue, Suite 400
Nashville, TN 37203

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/9/2018

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/9/2018